Income Taxes (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 22, 2014	Aug. 19, 2014	Mar. 31, 2015
Operating loss carry forwards [Line items]
Net operating loss carryforwards	$ 425,000	$ 42,000,000
Percentage Of Issued And Outstanding Common Stock Owned	100.00%
Operating Loss Carryforwards, Expiration Date			Mar. 31, 2035
operating loss carry forwards			$ 13,000
Earliest Tax Year [Member]
Operating loss carry forwards [Line items]
Operating Loss Carryforwards, Expiration Date			Mar. 31, 2024
Terex Energy Corporation [Member]
Operating loss carry forwards [Line items]
Net operating loss carryforwards		$ 42,000,000
Percentage Of Issued And Outstanding Common Stock Owned		52.00%